Pioneer International Equity Fund
Schedule of Investments  |  August 31, 2022

A: PIIFX	C: PCITX	Y: INVYX

Schedule of Investments  |  8/31/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.1%
	Common Stocks — 95.0% of Net Assets
	Aerospace & Defense — 2.0%
103,254	Hensoldt AG	$ 2,302,360
	Total Aerospace & Defense	$2,302,360
	Automobiles — 6.2%
278,983	Stellantis NV	$ 3,719,162
188,900	Subaru Corp.	3,429,924
	Total Automobiles	$7,149,086
	Banks — 15.5%
314,407	ABN AMRO Bank NV (C.V.A.) (144A)	$ 3,015,919
270,753	Grupo Financiero Banorte S.A.B de CV, Class O	1,598,997
40,928	Hana Financial Group, Inc.	1,197,477
124,876	KB Financial Group, Inc.	4,583,142
502,900	Mitsubishi UFJ Financial Group, Inc.	2,601,280
992,578	NatWest Group Plc	2,837,739
207,672	UniCredit S.p.A.	2,040,963
	Total Banks	$17,875,517
	Capital Markets — 2.7%
41,530	Euronext NV (144A)	$ 3,072,099
	Total Capital Markets	$3,072,099
	Chemicals — 1.1%
11,912	International Flavors & Fragrances, Inc.	$ 1,316,038
	Total Chemicals	$1,316,038
	Construction Materials — 2.4%
75,060	CRH Plc	$ 2,762,720
	Total Construction Materials	$2,762,720
	Containers & Packaging — 1.1%
36,283	Smurfit Kappa Group Plc	$ 1,213,933
	Total Containers & Packaging	$1,213,933
	Diversified Telecommunication Services — 5.9%
223,682	Deutsche Telekom AG	$ 4,223,065
8,468,500	Telkom Indonesia Persero Tbk PT	2,593,961
	Total Diversified Telecommunication Services	$6,817,026
	Electrical Equipment — 2.9%
112,100	Mitsubishi Electric Corp.	$ 1,135,370
18,650	Schneider Electric SE	2,213,790
	Total Electrical Equipment	$3,349,160
1Pioneer International Equity Fund |  | 8/31/22

Shares		Value
	Electronic Equipment, Instruments & Components — 1.4%
39,361	National Instruments Corp.	$ 1,564,993
	Total Electronic Equipment, Instruments & Components	$1,564,993
	Food & Staples Retailing — 1.7%
21,796^+#	Magnit PJSC	$ 98,091
45,600	Seven & i Holdings Co., Ltd.	1,807,296
	Total Food & Staples Retailing	$1,905,387
	Food Products — 2.0%
133,101	Associated British Foods Plc	$ 2,349,297
	Total Food Products	$2,349,297
	Health Care Equipment & Supplies — 2.1%
24,000	Hoya Corp.	$ 2,437,580
	Total Health Care Equipment & Supplies	$2,437,580
	Health Care Providers & Services — 1.0%
16,479	Cardinal Health, Inc.	$ 1,165,395
	Total Health Care Providers & Services	$1,165,395
	Household Durables — 3.9%
209,408	Ariston Holding NV	$ 1,616,482
36,200	Sony Group Corp.	2,871,334
	Total Household Durables	$4,487,816
	Household Products — 2.8%
41,175	Reckitt Benckiser Group Plc	$ 3,173,326
	Total Household Products	$3,173,326
	Industrial Conglomerates — 2.7%
13,034	Siemens AG	$ 1,323,164
48,900	Toshiba Corp.	1,809,382
	Total Industrial Conglomerates	$3,132,546
	Insurance — 3.1%
8,128	Zurich Insurance Group AG	$ 3,600,210
	Total Insurance	$3,600,210
	Internet & Direct Marketing Retail — 2.1%
206,800(a)	Alibaba Group Holding, Ltd.	$ 2,462,362
	Total Internet & Direct Marketing Retail	$2,462,362
	Life Sciences Tools & Services — 1.5%
3,249	Lonza Group AG	$ 1,727,300
	Total Life Sciences Tools & Services	$1,727,300
Pioneer International Equity Fund |  | 8/31/222

Schedule of Investments  |  8/31/22
(unaudited) (continued)
Shares		Value
	Media — 0.5%
209,615	Atresmedia Corp. de Medios de Comunicacion S.A.	$ 574,567
	Total Media	$574,567
	Metals & Mining — 4.0%
97,700	Barrick Gold Corp.	$ 1,450,604
93,844	Teck Resources, Ltd., Class B	3,176,619
	Total Metals & Mining	$4,627,223
	Multi-Utilities — 2.1%
62,994	RWE AG	$ 2,411,346
	Total Multi-Utilities	$2,411,346
	Oil, Gas & Consumable Fuels — 8.1%
39,402	EQT Corp.	$ 1,883,416
36,215	Occidental Petroleum Corp.	2,571,265
34,742(a)	Range Resources Corp.	1,141,622
396,947^+#	Rosneft Oil Co. PJSC	119,735
69,042	Shell Plc (A.D.R.)	3,657,845
	Total Oil, Gas & Consumable Fuels	$9,373,883
	Pharmaceuticals — 4.4%
15,200	Eisai Co., Ltd.	$ 619,262
9,807	Merck KGaA	1,687,923
62,019	Pfizer, Inc.	2,805,119
	Total Pharmaceuticals	$5,112,304
	Professional Services — 2.7%
117,570	RELX Plc	$ 3,079,593
	Total Professional Services	$3,079,593
	Semiconductors & Semiconductor Equipment — 4.8%
15,625(a)	Advanced Micro Devices, Inc.	$ 1,326,093
48,166	Infineon Technologies AG	1,174,996
72,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,177,579
48,300	Ulvac, Inc.	1,873,856
	Total Semiconductors & Semiconductor Equipment	$5,552,524
	Technology Hardware, Storage & Peripherals — 1.2%
32,446	Samsung Electronics Co., Ltd.	$ 1,437,314
	Total Technology Hardware, Storage & Peripherals	$1,437,314
	Textiles, Apparel & Luxury Goods — 1.4%
2,488	LVMH Moet Hennessy Louis Vuitton SE	$ 1,609,228
	Total Textiles, Apparel & Luxury Goods	$1,609,228
3Pioneer International Equity Fund |  | 8/31/22

Shares		Value
	Trading Companies & Distributors — 1.7%
44,698(a)	AerCap Holdings NV	$ 1,968,947
	Total Trading Companies & Distributors	$1,968,947
	Total Common Stocks (Cost $110,727,335)	$109,611,080

	SHORT TERM INVESTMENTS — 4.1% of Net Assets
	Open-End Fund — 4.1%
4,766,726(b)	Dreyfus Government Cash Management, Institutional Shares, 2.11%	$ 4,766,726
		$4,766,726
	TOTAL SHORT TERM INVESTMENTS (Cost $4,766,726)	$4,766,726
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.1% (Cost $115,494,061)	$114,377,806
	OTHER ASSETS AND LIABILITIES — 0.9%	$1,073,752
	net assets — 100.0%	$115,451,558

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates)
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2022, the value of these securities amounted to $6,088,018, or 5.3% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at August 31, 2022.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
+	Security that used significant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,482,582	$98,091
Rosneft Oil Co. PJSC	6/23/2021	3,131,033	119,735
Total Restricted Securities			$217,826
% of Net assets			0.2%
Distribution of investments by country of domicile (excluding short-term investments) as a percentage of total investments in securities, is as follows:
Pioneer International Equity Fund |  | 8/31/224

Schedule of Investments  |  8/31/22
(unaudited) (continued)
Japan	16.9%
United Kingdom	13.8%
United States	12.6%
Germany	12.0%
Netherlands	8.9%
South Korea	6.6%
Ireland	5.4%
Switzerland	4.9%
Canada	4.2%
France	3.5%
Italy	3.3%
Indonesia	2.4%
China	2.2%
Mexico	1.5%
Taiwan	1.1%
Other (individually less than 1%)	0.7%
100.0%
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of August 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$1,598,997	$16,276,520	$—	$17,875,517
Chemicals	1,316,038	—	—	1,316,038
Electronic Equipment, Instruments & Components	1,564,993	—	—	1,564,993
Food & Staples Retailing	—	1,807,296	98,091	1,905,387
Health Care Providers & Services	1,165,395	—	—	1,165,395
Metals & Mining	3,176,619	1,450,604	—	4,627,223
Oil, Gas & Consumable Fuels	9,254,148	—	119,735	9,373,883
Pharmaceuticals	2,805,119	2,307,185	—	5,112,304
Semiconductors & Semiconductor Equipment	1,326,093	4,226,431	—	5,552,524
Trading Companies & Distributors	1,968,947	—	—	1,968,947
5Pioneer International Equity Fund |  | 8/31/22

	Level 1	Level 2	Level 3	Total
All Other Common Stocks	$—	$59,148,869	$—	$59,148,869
Open-End Fund	4,766,726	—	—	4,766,726
Total Investments in Securities	$28,943,075	$85,216,905	$217,826	$114,377,806
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Common Stocks
Balance as of 11/30/21	$—
Realized gain (loss)	—
Changed in unrealized appreciation (depreciation)	(4,503,015)
Accrued discounts/premiums	—
Purchases	—
Sales	—
Transfers in to Level 3*	4,720,841
Transfers out of Level 3*	—
Balance as of 8/31/22	$217,826
*	Transfers are calculated on the beginning of period values. During the nine months ended August 31, 2022, securities with aggregate market value of $4,720,841 were transferred from Level 2 to Level 3, due to valuing the securities using significant unobservable inputs. There were no other transfers in or out of Level 3 during the period.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at August 31, 2022:	$(4,503,015)
Pioneer International Equity Fund |  | 8/31/226